Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		December 31,		December 31,
	Balance sheet location	2022	2021	2022	2021
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$159	$82	$101,733	$12,380
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	3	910	4,900	60,408
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(38)	(89)	16,751	33,047
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(1,640)	(60)	72,273	26,320
		$(1,516)	$843	$195,657	$132,155

Schedule of cash flow hedging instruments location in income statement
	Revenues		Cost of revenues		Research and development, net		Selling, general and administrative		Financial expenses (income), net		Other comprehensive income (loss)
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	(U.S. $ in thousands)
Line items in which effects of hedges are recorded	$(651,483)	(607,219)	$375,016	$347,141	$92,876	$88,303	$240,750	$250,937	$(229)	$2,075	$(4,047)	$75
Foreign exchange contracts designated as a hedging instrument	3,625	914	243	(243)	950	(398)	1,941	(696)	-	-	(1,566)	3,245
Foreign exchange contracts not designated as a hedging instrument	-	-	-	-	-	-	-	-	(2,125)	(2,870)	-	-